Financial risk management (Details 3) $ in Thousands	Dec. 31, 2023 CAD ($)
MXN [Member]
Statement [Line Items]
Cash and cash equivalents	$ 641
Trade and other receivables mxn	3,582
Trade and other payables	11
CAD [Member]
Statement [Line Items]
Cash and cash equivalents	244
Trade and other receivables ninty six	30
Trade and other payables	$ 3,631